Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 7 - PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2015	2014
Land and improvements	$4,225	$3,770
Buildings and improvements	20,856	17,373
Furniture and equipment	15,996	13,942

Total	41,077	35,085
Accumulated depreciation	(24,133)	(20,685)

Premises and equipment, net	$16,944	$14,400

Depreciation expense was $1,193, $1,176 and $1,334 for 2015, 2014 and 2013, respectively.

Rent expense was $506, $377 and $367 for 2015, 2014 and 2013, respectively. Rent commitments under non-cancelable operating leases at December 31, 2015 were as follows, before considering renewal options that generally are present.

2016	$529
2017	492
2018	307
2019	263
2020	48
Thereafter	—

Total	$1,639

The rent commitments listed above are primarily for the leasing of seven financial services branches.